VIA ELECTRONIC TRANSMISSION


October 11, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   AIG All Ages Funds, Inc. (File Nos. 33-91147 and 811-9022)
      Certification Pursuant to Rule 497(j) for Prospectus and
      Statement of Additional Information Supplements for
      AIG Retiree Fund - 2003


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned on behalf of AIG All Ages Funds, Inc. (the "Registrant") hereby submits this filing in lieu of a filing under Securities Act Rule 497(c) with respect to (i) the prospectus supplement (the "Prospectus"), and (ii) the statement of additional information supplement (the "SAI"), each dated October 11, 1996, for the AIG Retiree Fund - 2003 series of the Registrant. The undersigned on behalf of the Registrant hereby certifies that:

(1) the forms of the Prospectus and SAI that would have been filed under Securities Act Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 6 to the Registrant's registration statement on Form N-1A ("Post-Effective Amendment No. 6"), filed of even date herewith; and

(2) Post-Effective Amendment No. 6, which is the Registrant's most recent amendment to its registration statement, has been filed electronically.

Very truly yours,

/s/AIG ALL AGES FUNDS, INC.
AIG ALL AGES FUNDS, INC.
(Registrant)

By:   /s/David Hartman
      David Hartman
      Assistant Secretary

cc:   Kevin Rupert
      (Division of Investment Management)